Improvements to concession assets - net - Summary of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Construction in-progress [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	$ 6,568,212	$ 5,352,578	$ 2,684,629
Additions	7,311,966	4,233,640	3,586,390
Transfers	(1,474,633)	(2,997,862)	(928,723)
Currency translation effect	(35,647)	(20,144)	10,282
Ending balance	12,369,898	6,568,212	5,352,578
Improvements to concession assets [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	22,105,909	19,032,526	17,627,214
Additions	3,466,108	346,931	379,965
Divestitures	(45,609)	(29,567)	(24,144)
Transfers	1,474,633	2,997,862	928,723
Currency translation effect	(497,455)	(241,843)	120,768
Ending balance	26,503,586	22,105,909	19,032,526
Total investment [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	28,674,121	24,385,104	20,311,843
Additions	10,778,074	4,580,571	3,966,355
Divestitures	(45,609)	(29,567)	(24,144)
Currency translation effect	(533,102)	(261,987)	131,050
Ending balance	38,873,484	28,674,121	24,385,104
Investment Net [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	20,260,493	16,857,852	13,763,840
Additions	9,200,013	3,584,900	3,021,269
Divestitures	(35,113)	(15,499)	(10,307)
Currency translation effect	(428,149)	(166,760)	83,050
Ending balance	28,997,244	20,260,493	16,857,852
Accumulated amortization [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	(8,413,628)	(7,527,252)	(6,548,003)
Additions	(1,578,061)	(995,671)	(945,086)
Divestitures	10,496	14,068	13,837
Currency translation effect	104,953	95,227	(48,000)
Ending balance	$ (9,876,240)	$ (8,413,628)	$ (7,527,252)